Additional Information Required by the Argentine Central Bank - Schedule of Shareholders' Equity (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Sep. 01, 2020	Dec. 31, 2019
Share Capital	$ 1,474,692	$ 47,927,494	$ 1,426,765
Additional paid in Capital	61,548,313		60,622,637
Retained results	(102,255,270)		$ (77,955,542)
Argentine Central Bank [member]
Share Capital	1,474,692
Additional paid in Capital	17,281,187
Adjustments to shareholders´ equity	61,548,313
Legal reserve	714,107
Distributable reserves	116,312,804
Non distributable reserves	5,047,825
Retained results	(44,533,351)
Profit for the year	26,439,048
Total Shareholder's equity under the rules of the Argentine Central Bank	$ 184,284,625